Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Summary of Lease Liabilities
Total
As at January 1, 2019 (Note 4)	1,494
Additions	590
Interest Expense (Note 6)	82
Lease Payments	(232)
Terminations	(11)
Re-measurement	15
Exchange Rate Movements and Other	(22)
As at December 31, 2019	1,916
Less: Current Portion	196
Long-Term Portion	1,720

Summary of Lease Liabilities Depending on Duration of Lease Term
For the years ended December 31,	2019
Variable Lease Payments	19
Short-Term Lease Payments	13